Variable Interest Entities - Additional Information (Detail)	12 Months Ended			0 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Apr. 30, 2013 Fire Rain	Jan. 31, 2013 Fire Rain USD ($)	Jan. 31, 2013 Fire Rain CNY	Dec. 31, 2013 Fire Rain	Dec. 31, 2012 Fire Rain USD ($)	Dec. 31, 2012 Fire Rain CNY	Dec. 31, 2013 Shenzhen Wanyouyinli Technology Co., Ltd. ("Wanyouyl") USD ($)	Dec. 31, 2013 Shenzhen Wanyouyinli Technology Co., Ltd. ("Wanyouyl") CNY	Dec. 31, 2012 Shenzhen Wanyouyinli Technology Co., Ltd. ("Wanyouyl") USD ($)	Dec. 31, 2012 Shenzhen Wanyouyinli Technology Co., Ltd. ("Wanyouyl") CNY	Dec. 31, 2013 Shanghai Mengxiang Hulian Digital Technology Co., Ltd. ("Mengxiang Hulian")	Dec. 31, 2012 Shanghai Mengxiang Hulian Digital Technology Co., Ltd. ("Mengxiang Hulian")
Variable Interest Entity [Line Items]
Percentage of operating profit generated by the VIEs	90.00%
Initial term of exclusive technical service agreement	20 years
Equity interest held				33.50%			58.50%	25.00%	25.00%					20.00%	20.00%
Receivable held								$ 2,800,000	17,000,000
Percentage of contractual right to receive from gross revenues								20.00%	20.00%
Receivables collected					700,000	4,500,000
Loss on deconsolidation									12,400,000			900,000	5,700,000
Loss from remeasurement of retained interest								200,000	1,300,000
Investments under equity method, Percentage				58.50%
Equity investment consideration received										400,000	2,600,000	500,000	3,000,000
Share of revenues												1,700,000	10,000,000
Service fee	$ 0	$ 0	$ 0
VIEs contribution on net revenue	82.60%	94.60%	96.90%
VIEs account on total assets	33.10%	20.10%
VIEs account on total liabilities	69.70%	64.20%